Statement of Changes in Stockholders' Equity (Parenthetical) - shares		12 Months Ended
	Mar. 18, 2019	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Sale of net of underwriting discounts and offering costs		28,000,000
Sale of private placement warrants shares		5,066,667
Forfeiture shares of Class B common stock by Sponsor		812,500
Forfeiture shares of Class B common stock by Sponsor		187,500
Shares subject to forfeiture		937,500
Shares were forfeited	187,500